UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Karsch Capital Management, LP
Address: 110 East 59th Street
         27th Floor
         New York, NY  10022

13F File Number:  028-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Karsch
Title:     Principal
Phone:     (212) 507-9782

Signature, Place, and Date of Signing:

 /s/    Michael A. Karsch     New York, NY/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $1,482,502 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784   121140  3431723 SH       SOLE                  3431723        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524a108    17184   196590 SH       SOLE                   196590        0        0
AUTODESK INC                   COM              052769106    39719  1123580 SH       SOLE                  1123580        0        0
CARMAX INC                     COM              143130102    19862   529089 SH       SOLE                   529089        0        0
CVS CAREMARK CORPORATION       COM              126650100    10817   223720 SH       SOLE                   223720        0        0
EQUINIX INC                    COM NEW          29444u502    22511   109170 SH       SOLE                   109170        0        0
EXPEDIA INC DEL                COM NEW          30212p303    42329   688840 SH       SOLE                   688840        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219g108    84748  1569411 SH       SOLE                  1569411        0        0
FACEBOOK INC                   CL A             30303m102    62268  2338270 SH       SOLE                  2338270        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964c106    35647  1219937 SH       SOLE                  1219937        0        0
GOLAR LNG LTD BERMUDA          SHS              g9456a100    20134   547410 SH       SOLE                   547410        0        0
HARRY WINSTON DIAMOND CORP     COM              41587b100    18732  1331352 SH       SOLE                  1331352        0        0
HUBBELL INC                    CL B             443510201    20581   243190 SH       SOLE                   243190        0        0
INGERSOLL-RAND PLC             SHS              g47791101    62358  1300207 SH       SOLE                  1300207        0        0
ISHARES TR                     CORE S&P500 ETF  464287200    10163    71000 SH       SOLE                    71000        0        0
LINKEDIN CORP                  COM CL A         53578a108    21249   185067 SH       SOLE                   185067        0        0
MASTERCARD INC                 CL A             57636q104    36390    74071 SH       SOLE                    74071        0        0
MCDONALDS CORP                 COM              580135101    12411   140700 SH  CALL SOLE                   140700        0        0
MERCK & CO INC NEW             COM              58933y105    36616   894394 SH       SOLE                   894394        0        0
MOODYS CORP                    COM              615369105    63772  1267330 SH       SOLE                  1267330        0        0
PFIZER INC                     COM              717081103    79378  3165000 SH       SOLE                  3165000        0        0
PPG INDS INC                   COM              693506107   128142   946745 SH       SOLE                   946745        0        0
PVH CORP                       COM              693656100    85035   766010 SH       SOLE                   766010        0        0
QUALCOMM INC                   COM              747525103   117609  1896307 SH       SOLE                  1896307        0        0
SHERWIN WILLIAMS CO            COM              824348106    45417   295260 SH       SOLE                   295260        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   125933   884300 SH  PUT  SOLE                   884300        0        0
TYCO INTERNATIONAL LTD         SHS              h89128104    95259  3256735 SH       SOLE                  3256735        0        0
VIACOM INC NEW                 CL B             92553p201     4728    89650 SH       SOLE                    89650        0        0
VISA INC                       COM CL A         92826c839    26244   173137 SH       SOLE                   173137        0        0
WEYERHAEUSER CO                COM              962166104    16126   579650 SH       SOLE                   579650        0        0